FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

9.FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

The breakdown of financial assets at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2021	2022
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	250	1,000
- Investment C	—	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	—	16,348
- Investment E	—	1,500
Investments in unlisted debt instruments	—	31,111
Total	1,250	60,959
(1)	See Note 20.

The above investments in unlisted debt and equity instruments at December 31, 2021 and 2022 were investments in funds and privately-held enterprises. These financial assets at fair value through profit or loss are measured at fair value using Levels 3 inputs. Refer to Note 4 for more information. The Group does not have control or significant influence over the privately-held enterprises.